Property, plant and equipment (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	₨ 40,771	₨ 20,336	₨ 14,307
Vehicles held under vehicle loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	14,755	12,323
2016 stock option and incentive plan [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	38,831	34,022
Gross carrying amount [member] | Vehicles held under vehicle loan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	65,291	50,828
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	₨ 26,460	₨ 16,806